Purchase of Additional Ownership Interest in Joint Ventures - Additional Information (Detail) - Carrier Enterprise II - USD ($) $ in Thousands	Feb. 13, 2017	Nov. 29, 2016	Jul. 31, 2011
Business Acquisition [Line Items]
Additional ownership interest acquired	10.00%	10.00%
Cash consideration	$ 42,688	$ 42,909
Controlling interest, ownership percentage	80.00%		60.00%